STAPLED UNITHOLDERS' EQUITY - Trust's unit-based compensation expense (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Unit-based Compensation
Unit-based compensation expense	$ 8,116	$ 7,484
Total fair value remeasurement expense	2,089	1,889
Director/Trustee Deferred Share Unit Plan
Unit-based Compensation
Unit-based compensation expense	1,918	1,645
Total fair value remeasurement expense	728	568
Executive Deferred Stapled Unit Plan
Unit-based Compensation
Unit-based compensation expense	6,198	5,839
Restricted Stapled Units Plan For Exceutive And Employees
Unit-based Compensation
Total fair value remeasurement expense	$ 1,361	$ 1,321